Financial instruments - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	$ 15,042
Short-term investments	25,464	$ 46,097
Total assets	40,506
Derivative financial instruments	(5,077)
Total liabilities	(5,077)
BOPREAL (Bonos para la Reconstrucción de una Argentina Libre)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	1,442
LELINK (Letras Dollar Linked)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	8,522
BONCAP (Bono Capitalizable en Pesos)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	4,575
LECAPs (Letras del Tesoro Nacional Capitalizables en Pesos)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	6,236
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	1,052
Short-term investments	25,464
Total assets	26,516
Derivative financial instruments	(495)
Total liabilities	(495)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	13,990
Short-term investments	0
Total assets	13,990
Derivative financial instruments	(4,582)
Total liabilities	$ (4,582)